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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21425

                         Pioneer Series Trust I
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Oak Ridge Large Cap Growth Fund

 Schedule of Investments 8/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.0%

 Energy - 5.8%

 Oil & Gas Equipment & Services - 1.6%

 13,060

 Schlumberger, Ltd.

 $

 1,431,898

 Oil & Gas Exploration & Production - 4.2%

 7,525

 Concho Resources, Inc. *

 $

 1,068,851

 17,940

 EOG Resources, Inc.

 1,971,247

 20,835

 Southwestern Energy Co. *

 857,985

 $

 3,898,083

 Total Energy

 $

 5,329,981

 Materials - 2.3%

 Specialty Chemicals - 2.3%

 18,105

 Ecolab, Inc.

 $

 2,078,816

 Total Materials

 $

 2,078,816

 Capital Goods - 12.3%

 Aerospace & Defense - 4.4%

 8,600

 Precision Castparts Corp.

 $

 2,098,916

 17,690

 United Technologies Corp.

 1,910,166

 $

 4,009,082

 Electrical Components & Equipment - 2.5%

 43,402

 AMETEK, Inc.

 $

 2,297,702

 Industrial Conglomerates - 1.5%

 17,610

 Danaher Corp.

 $

 1,349,102

 Industrial Machinery - 3.9%

 23,395

 Flowserve Corp.

 $

 1,775,447

 20,917

 Illinois Tool Works, Inc.

 1,845,089

 $

 3,620,536

 Total Capital Goods

 $

 11,276,422

 Consumer Durables & Apparel - 3.3%

 Apparel, Accessories & Luxury Goods - 3.3%

 22,485

 Michael Kors Holdings, Ltd. *

 $

 1,801,498

 19,180

 VF Corp.

 1,229,822

 $

 3,031,320

 Total Consumer Durables & Apparel

 $

 3,031,320

 Consumer Services - 2.9%

 Hotels, Resorts & Cruise Lines - 1.9%

 24,225

 Marriott International, Inc.

 $

 1,681,215

 Restaurants - 1.0%

 12,155

 Starbucks Corp.

 $

 945,781

 Total Consumer Services

 $

 2,626,996

 Retailing - 11.1%

 Distributors - 1.7%

 55,722

 LKQ Corp. *

 $

 1,582,505

 Internet Retail - 3.1%

 3,391

 Amazon.com, Inc. *

 $

 1,149,685

 1,325

 The Priceline Group, Inc. *

 1,648,711

 $

 2,798,396

 Apparel Retail - 2.2%

 34,310

 The TJX Companies, Inc.

 $

 2,045,219

 Home Improvement Retail - 2.4%

 23,395

 The Home Depot, Inc.

 $

 2,187,432

 Automotive Retail - 1.7%

 9,755

 O'Reilly Automotive, Inc. *

 $

 1,521,585

 Total Retailing

 $

 10,135,137

 Food & Staples Retailing - 2.5%

 Drug Retail - 2.5%

 28,358

 CVS Health Corp.

 $

 2,253,043

 Total Food & Staples Retailing

 $

 2,253,043

 Food, Beverage & Tobacco - 5.1%

 Soft Drinks - 2.1%

 21,410

 PepsiCo., Inc.

 $

 1,980,211

 Packaged Foods & Meats - 3.0%

 16,535

 Mead Johnson Nutrition Co.

 $

 1,580,746

 31,745

 Mondelez International, Inc.

 1,148,852

 $

 2,729,598

 Total Food, Beverage & Tobacco

 $

 4,709,809

 Household & Personal Products - 1.7%

 Household Products - 1.7%

 23,395

 Church & Dwight Co., Inc.

 $

 1,596,475

 Total Household & Personal Products

 $

 1,596,475

 Health Care Equipment & Services - 5.6%

 Health Care Distributors - 2.2%

 28,025

 Cardinal Health, Inc.

 $

 2,065,442

 Health Care Services - 1.1%

 13,475

 Express Scripts Holding Co. *

 $

 996,207

 Health Care Technology - 2.3%

 36,375

 Cerner Corp. *

 $

 2,097,382

 Total Health Care Equipment & Services

 $

 5,159,031

 Pharmaceuticals, Biotechnology & Life Sciences - 13.4%

 Biotechnology - 7.9%

 5,540

 Alexion Pharmaceuticals, Inc. *

 $

 937,867

 34,765

 Celgene Corp. *

 3,303,370

 18,765

 Gilead Sciences, Inc. *

 2,018,739

 7,640

 Pharmacyclics, Inc. *

 950,340

 $

 7,210,316

 Pharmaceuticals - 5.5%

 28,110

 Johnson & Johnson

 $

 2,915,850

 25,545

 Mallinckrodt Plc *

 2,081,662

 $

 4,997,512

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 12,207,828

 Diversified Financials - 5.3%

 Specialized Finance - 1.7%

 8,265

 Intercontinental Exchange, Inc.

 $

 1,562,085

 Asset Management & Custody Banks - 2.1%

 9,055

 Affiliated Managers Group, Inc. *

 $

 1,911,963

 Investment Banking & Brokerage - 1.5%

 7,440

 The Goldman Sachs Group, Inc.

 $

 1,332,578

 Total Diversified Financials

 $

 4,806,626

 Software & Services - 16.4%

 Internet Software & Services - 4.0%

 5,210

 Google, Inc. (Class A) *

 $

 3,034,096

 1,075

 Google, Inc. (Class C)

 614,470

 $

 3,648,566

 IT Consulting & Other Services - 3.1%

 19,180

 Cognizant Technology Solutions Corp. *

 $

 877,101

 25,710

 Gartner, Inc. *

 1,917,709

 $

 2,794,810

 Data Processing & Outsourced Services - 2.8%

 12,155

 Visa, Inc.

 $

 2,583,181

 Application Software - 2.2%

 27,945

 Citrix Systems, Inc. *

 $

 1,963,416

 Systems Software - 4.3%

 23,890

 Check Point Software Technologies, Ltd. *

 $

 1,696,668

 49,850

 Microsoft Corp.

 2,264,686

 $

 3,961,354

 Total Software & Services

 $

 14,951,327

 Technology Hardware & Equipment - 10.3%

 Communications Equipment - 2.8%

 33,070

 Qualcomm, Inc.

 $

 2,516,627

 Computer Hardware - 6.2%

 55,225

 Apple, Inc.

 $

 5,660,560

 Computer Storage & Peripherals - 1.3%

 41,005

 EMC Corp.

 $

 1,210,878

 Total Technology Hardware & Equipment

 $

 9,388,065

 Semiconductors & Semiconductor Equipment - 1.0%

 Semiconductors - 1.0%

 26,040

 Intel Corp.

 $

 909,317

 Total Semiconductors & Semiconductor Equipment

 $

 909,317

 TOTAL COMMON STOCKS

 (Cost $56,564,084)

 $

 90,460,193

 TOTAL INVESTMENT IN SECURITIES - 99.0%

 (Cost $56,564,084) (a)

 $

 90,460,193

 OTHER ASSETS & LIABILITIES - 1.0%

 $

 890,493

 TOTAL NET ASSETS - 100.0%

 $

 91,350,686

 *

 Non-income producing security.

 (a)

 At August 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $56,673,566 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 34,097,351

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (310,724)

 Net unrealized appreciation

 $

 33,786,627

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of August 31, 2014, in valuing the Funds's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
90,460,193

$
-

$
-

$
90,460,193

 Total

$
90,460,193

$
-

$
-

$
90,460,193

 During the period ended August 31, 2014, there were no transfers between Levels 1, 2 and 3.

 Pioneer Oak Ridge Small Cap Growth Fund

 Schedule of Investments 8/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 92.6%

 Energy - 5.3%

 Oil & Gas Exploration & Production - 5.3%

 882,300

 Approach Resources, Inc. *

 $

 15,775,524

 437,699

 Gulfport Energy Corp. *

 25,605,392

 2,000,000

 Halcon Resources Corp. *

 11,000,000

 341,386

 PDC Energy, Inc. *

 20,513,885

 1,425,000

 Penn Virginia Corp. *

 21,403,500

 725,000

 Sanchez Energy Corp. *

 24,062,750

 $

 118,361,051

 Total Energy

 $

 118,361,051

 Capital Goods - 17.0%

 Aerospace & Defense - 1.0%

 1,817,593

 The KEYW Holding Corp. *

 $

 21,502,125

 Building Products - 2.2%

 1,007,732

 AO Smith Corp.

 $

 49,459,487

 Heavy Electrical Equipment - 0.4%

 127,000

 Power Solutions International, Inc. *

 $

 8,680,450

 Industrial Machinery - 9.9%

 938,800

 Actuant Corp.

 $

 31,665,724

 872,930

 Altra Industrial Motion Corp. *

 29,033,652

 401,738

 CLARCOR, Inc.

 25,393,859

 852,400

 Colfax Corp. *

 54,221,164

 742,812

 The Middleby Corp. *

 64,052,679

 515,600

 TriMas Corp. *

 16,344,520

 $

 220,711,598

 Trading Companies & Distributors - 3.5%

 1,118,500

 Beacon Roofing Supply, Inc. *

 $

 31,899,620

 493,600

 Watsco, Inc.

 45,653,064

 $

 77,552,684

 Total Capital Goods

 $

 377,906,344

 Commercial Services & Supplies - 3.1%

 Environmental & Facilities Services - 1.7%

 778,495

 Waste Connections, Inc. *

 $

 38,192,965

 Human Resource & Employment Services - 1.4%

 751,900

 WageWorks, Inc. *

 $

 31,023,394

 Total Commercial Services & Supplies

 $

 69,216,359

 Transportation - 1.3%

 Trucking - 1.3%

 1,167,500

 Roadrunner Transportation Systems, Inc. *

 $

 29,397,650

 Total Transportation

 $

 29,397,650

 Consumer Durables & Apparel - 3.1%

 Footwear - 3.1%

 299,000

 Deckers Outdoor Corp. *

 $

 27,579,760

 1,563,880

 Wolverine World Wide, Inc.

 41,536,653

 $

 69,116,413

 Total Consumer Durables & Apparel

 $

 69,116,413

 Consumer Services - 1.5%

 Restaurants - 1.5%

 1,290,300

 Texas Roadhouse, Inc.

 $

 34,309,077

 Total Consumer Services

 $

 34,309,077

 Retailing - 5.2%

 Distributors - 0.9%

 659,926

 LKQ Corp. *

 $

 18,741,898

 Specialty Stores - 1.0%

 580,100

 Vitamin Shoppe, Inc. *

 $

 22,734,119

 Automotive Retail - 3.3%

 521,681

 Group 1 Automotive, Inc.

 $

 41,817,949

 605,695

 Monro Muffler Brake, Inc.

 31,344,716

 $

 73,162,665

 Total Retailing

 $

 114,638,682

 Food & Staples Retailing - 0.9%

 Food Distributors - 0.9%

 317,500

 United Natural Foods, Inc. *

 $

 20,412,075

 Total Food & Staples Retailing

 $

 20,412,075

 Food, Beverage & Tobacco - 0.6%

 Packaged Foods & Meats - 0.6%

 441,000

 Annie's, Inc. *

 $

 14,063,490

 Total Food, Beverage & Tobacco

 $

 14,063,490

 Health Care Equipment & Services - 12.1%

 Health Care Equipment - 3.0%

 1,732,639

 Globus Medical, Inc. *

 $

 31,430,071

 441,700

 Sirona Dental Systems, Inc. *

 36,002,967

 $

 67,433,038

 Health Care Supplies - 3.3%

 527,000

 Align Technology, Inc. *

 $

 28,700,420

 1,584,076

 The Spectranetics Corp. *

 44,956,077

 $

 73,656,497

 Health Care Distributors - 2.2%

 342,835

 MWI Veterinary Supply, Inc. *

 $

 48,699,712

 Health Care Facilities - 1.6%

 692,325

 Acadia Healthcare Co., Inc. *

 $

 35,453,963

 Health Care Technology - 2.0%

 1,567,409

 Omnicell, Inc. *

 $

 44,122,563

 Total Health Care Equipment & Services

 $

 269,365,773

 Pharmaceuticals, Biotechnology & Life Sciences - 12.3%

 Biotechnology - 2.8%

 515,000

 InterMune, Inc. *

 $

 37,826,750

 1,386,300

 Keryx Biopharmaceuticals, Inc. *

 25,216,797

 $

 63,043,547

 Pharmaceuticals - 9.5%

 3,453,100

 Akorn, Inc. *

 $

 134,739,963

 925,000

 BioDelivery Sciences International, Inc. *

 14,800,000

 768,459

 Mallinckrodt Plc *

 62,621,724

 $

 212,161,687

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 275,205,234

 Banks - 1.9%

 Regional Banks - 1.9%

 1,336,858

 BankUnited, Inc. *

 $

 42,177,870

 Total Banks

 $

 42,177,870

 Diversified Financials - 5.4%

 Consumer Finance - 2.8%

 1,074,697

 Portfolio Recovery Associates, Inc. *

 $

 61,075,031

 Asset Management & Custody Banks - 1.0%

 104,300

 Affiliated Managers Group, Inc. *

 $

 22,022,945

 Investment Banking & Brokerage - 1.6%

 760,280

 Stifel Financial Corp. *

 $

 36,402,206

 Total Diversified Financials

 $

 119,500,182

 Insurance - 0.6%

 Property & Casualty Insurance - 0.6%

 304,710

 ProAssurance Corp.

 $

 14,077,602

 Total Insurance

 $

 14,077,602

 Software & Services - 18.8%

 Internet Software & Services - 0.8%

 2,153,200

 Dice Holdings, Inc. *

 $

 18,280,668

 IT Consulting & Other Services - 4.6%

 1,337,305

 EPAM Systems, Inc. *

 $

 50,349,533

 1,315,700

 Sapient Corp. *

 19,090,807

 979,075

 Virtusa Corp. *

 33,337,504

 $

 102,777,844

 Data Processing & Outsourced Services - 6.1%

 1,087,667

 Cardtronics, Inc. *

 $

 38,612,178

 625,000

 MAXIMUS, Inc.

 25,750,000

 624,810

 WEX, Inc. *

 71,009,656

 $

 135,371,834

 Application Software - 6.3%

 224,321

 ANSYS, Inc. *

 $

 18,237,297

 540,840

 Ellie Mae, Inc. *

 19,362,072

 1,747,885

 Seachange International, Inc. *

 13,266,447

 612,100

 Solera Holdings, Inc. *

 37,313,616

 1,161,097

 Synchronoss Technologies, Inc. *

 51,285,654

 $

 139,465,086

 Systems Software - 1.0%

 586,826

 Proofpoint, Inc. *

 $

 23,402,621

 Total Software & Services

 $

 419,298,053

 Technology Hardware & Equipment - 2.1%

 Electronic Components - 2.1%

 1,835,000

 InvenSense, Inc. *

 $

 47,434,750

 Total Technology Hardware & Equipment

 $

 47,434,750

 Telecommunication Services - 1.4%

 Integrated Telecommunication Services - 1.4%

 993,165

 MasTec, Inc. *

 $

 30,291,532

 Total Telecommunication Services

 $

 30,291,532

 TOTAL COMMON STOCKS

 (Cost $1,378,579,466)

 $

 2,064,772,137

 TOTAL INVESTMENT IN SECURITIES - 92.6%

 (Cost $1,378,579,466) (a)

 $

 2,064,772,137

 OTHER ASSETS & LIABILITIES - 7.4%

 $

 165,323,968

 TOTAL NET ASSETS - 100.0%

 $

 2,230,096,105

 *

 Non-income producing security.

 (a)

 At August 31, 2014, the net unrealized appreciation on investments based on cost for federal, Income tax purposes of $1,379,498,720 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 743,418,946

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (58,145,529)

 Net unrealized appreciation

 $

 685,273,417

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 The following is a summary of the inputs used as of August 31, 2014, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
2,064,772,137

$
-

$
-

$
2,064,772,137

 Total

$
2,064,772,137

$
-

$
-

$
2,064,772,137

 During the period ended August 31, 2014, there were no transfers between Levels 1, 2 or 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust I By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 30, 2014 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark Bradley, Treasurer and Chief Accounting and Financial Officer Date October 30, 2014 * Print the name and title of each signing officer under his or her signature.